Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Furniture, equipment, and software		$ 1,967	$ 1,952
Leasehold improvements		398	397
Total		2,365	2,349
Less accumulated depreciation		(1,365)	(1,544)
Net property and equipment	$ 969	$ 1,000	$ 805